CAPITAL AND RESERVES (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Options and warrant Issued, Exercise Price	$ 0.29	$ 0.36
Options and warrant Issued, Remaining life in years	1 year 8 months 26 days	1 year 11 months 8 days
Cannon Point
Statement [Line Items]
Options and warrant Issued, Exercise Price	$ 0.29	$ 0.36
Options and warrant Issued, Remaining life in years	1 year 8 months 26 days	1 year 11 months 8 days